Related-Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related-Party Transactions

Note 19. Related-Party Transactions

Dominion Energy’s transactions with equity method investments are described in Note 10. Virginia Power engages in related-party transactions primarily with other Dominion Energy subsidiaries (affiliates). Virginia Power’s receivable and payable balances with affiliates are settled based on contractual terms or on a monthly basis, depending on the nature of the underlying transactions. Virginia Power is included in Dominion Energy's consolidated federal income tax return and, where applicable, combined income tax returns for Dominion Energy are filed in various states. A discussion of Virginia Power's significant related-party transactions follows.

Virginia Power transacts with affiliates for certain quantities of natural gas and other commodities in the ordinary course of business. Virginia Power also enters into certain commodity derivative contracts with affiliates. Virginia Power uses these contracts, which are principally comprised of forward commodity purchases, to manage commodity price risks associated with purchases of natural gas. At June 30, 2023, Virginia Power’s derivative assets and liabilities with affiliates were $1 million and $89 million, respectively. At December 31, 2022, Virginia Power’s derivative assets and liabilities with affiliates were $33 million and $31 million, respectively. See Note 9 for additional information.

Virginia Power participates in certain Dominion Energy benefit plans described in Note 22 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022. At June 30, 2023 and December 31, 2022, amounts due to Dominion Energy associated with the Dominion Energy Pension Plan and included in other deferred credits and other liabilities in the Consolidated Balance Sheets were $439 million and $422 million, respectively. At June 30, 2023 and December 31, 2022, Virginia Power's amounts due from Dominion Energy associated with the Dominion Energy Retiree Health and Welfare Plan and included in other deferred charges and other assets in the Consolidated Balance Sheets were $550 million and $518 million, respectively.

DES and other affiliates provide accounting, legal, finance and certain administrative and technical services and licenses to Virginia Power. In addition, Virginia Power provides certain services to affiliates, including charges for facilities and equipment usage.

The financial statements for all years presented include costs for certain general, administrative and corporate expenses assigned by DES to Virginia Power on the basis of direct and allocated methods in accordance with Virginia Power’s services agreements with DES. Where costs incurred cannot be determined by specific identification, the costs are allocated based on the proportional level of effort devoted by DES resources that is attributable to the entity, determined by reference to number of employees, salaries and wages and other similar measures for the relevant DES service. Management believes the assumptions and methodologies underlying the allocation of general corporate overhead expenses are reasonable.

Presented below are Virginia Power’s significant transactions with DES and other affiliates:

	Quarter-to-Date		Year-to-Date
Period Ended June 30,	2023	2022	2023	2022
(millions)
Commodity purchases from affiliates	$103	$291	$317	$584
Services provided by affiliates(1)	145	123	292	253
Services provided to affiliates	4	5	8	9

(1)
Includes capitalized expenditures of $46 million and $39 million for the three months ended June 30, 2023 and 2022, respectively, and $100 million and $78 million for the six months ended June 30, 2023 and 2022, respectively.

Virginia Power has borrowed funds from Dominion Energy under short-term borrowing arrangements. There were $2.3 billion and $2.0 billion in short-term demand note borrowings from Dominion Energy as of June 30, 2023 and December 31, 2022, respectively. Virginia Power had no outstanding borrowings, net of repayments, under the Dominion Energy money pool for its nonregulated subsidiaries as of June 30, 2023 and December 31, 2022. Interest charges related to Virginia Power’s borrowings from Dominion Energy were $21 million and $45 million for the three and six months ended June 30, 2023, respectively, and inconsequential for the three and six months ended June 30, 2022.

There were no issuances of Virginia Power’s common stock to Dominion Energy for the three and six months ended June 30, 2023 and 2022.

In January 2023, Virginia Power entered into a lease contract with an affiliated entity for the use of a Jones Act compliant offshore wind installation vessel currently under development with commencement of the 20-month lease term in August 2025 at a total cost of approximately $240 million plus ancillary services.